Schedule of disaggregates the revenue (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total	$ 3,768,536	$ 14,509,763
Service [Member]
Disaggregation of Revenue [Line Items]
Total	$ 3,768,536	$ 14,509,763